Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 266,240	$ 281,828
Balance	283,513	266,240
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	740,559	699,070
Additions	48,781	51,944
Change in estimate of decomissioning liability	512
Disposals	(1,115)	(10,455)
Transfers	0	0
Balance	788,737	740,559
Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	474,319	417,242
Depletion, depreciation and amortization	31,349	57,975
Disposals	(444)	(898)
Balance	505,224	474,319
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	81,124	80,483
Balance	83,698	81,124
Plant and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	223,229	202,687
Additions	10,143	8,632
Change in estimate of decomissioning liability	512
Disposals	(1,115)	(1,038)
Transfers	7,152	12,948
Balance	239,921	223,229
Plant and equipment | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	142,105	122,204
Depletion, depreciation and amortization	14,562	20,799
Disposals	(444)	(898)
Balance	156,223	142,105
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance	112,989	143,206
Balance	100,850	112,989
Mining properties | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	432,162	425,203
Additions	4,648	6,959
Disposals	0	0
Transfers	0	0
Balance	436,810	432,162
Mining properties | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	319,173	281,997
Depletion, depreciation and amortization	16,787	37,176
Disposals	0	0
Balance	335,960	319,173
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance	33,853	26,206
Balance	47,482	33,853
Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	33,853	26,206
Additions	20,781	20,595
Disposals	0	0
Transfers	(7,152)	(12,948)
Balance	47,482	33,853
Assets under construction | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Depletion, depreciation and amortization	0	0
Disposals	0	0
Balance	0	0
Exploration and evaluation expenditure
Disclosure of detailed information about property, plant and equipment [line items]
Balance	38,274	31,933
Balance	51,483	38,274
Exploration and evaluation expenditure | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	51,315	44,974
Additions	13,209	15,758
Disposals	0	(9,417)
Transfers	0	0
Balance	64,524	51,315
Exploration and evaluation expenditure | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	13,041	13,041
Depletion, depreciation and amortization	0	0
Disposals	0	0
Balance	$ 13,041	$ 13,041